CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013		Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Condensed consolidating balance sheets
Percentage of holding in subsidiaries	100.00%		100.00%
Current assets:
Cash and cash equivalents	$ 205	[1]	$ 515	[1],[2]	$ 215	$ 210	[2]	$ 231	$ 561
Restricted cash	9	[1]	9	[1],[2]		9	[2]
Accounts and notes receivable, net	1,691	[1]	1,542	[1],[2]		1,534	[2]
Accounts receivable from affiliates	332		325			299
Inventories	1,911	[1]	1,741	[1],[2]		1,819	[2]
Prepaid expenses	50		61			48
Deferred income taxes	53		53			51
Other current assets	202	[1]	200	[1],[2]		222	[2]
Total current assets	4,453		4,446			4,192
Property, plant and equipment, net	3,735	[1]	3,759	[1],[2]		3,656	[2]	3,510
Investment in unconsolidated affiliates	285		285			238
Intangible assets, net	83	[1]	88	[1],[2]		70	[2]
Goodwill	130		131			117
Deferred income taxes	240		243			229
Notes receivable from affiliates			1			2
Other noncurrent assets	467	[1]	458	[1],[2]		366	[2]
Total assets	9,393		9,411			8,870		8,330
Current liabilities:
Accounts payable	1,144	[1]	1,067	[1],[2]		1,101	[2]
Accounts payable to affiliates	51		53			62
Accrued liabilities	733	[1]	742	[1],[2]		723	[2]
Deferred income taxes	44		44			39
Note payable to affiliate	100		100			100
Current portion of debt	270	[1]	277	[1],[2]		288	[2]
Total current liabilities	2,342		2,283			2,313
Long-term debt	3,621	[1]	3,633	[1],[2]		3,414	[2]
Notes payable to affiliates	712		779			599
Deferred income taxes	282		303			170
Other noncurrent liabilities	914	[1]	938	[1],[2]		1,157	[2]
Total liabilities	7,871		7,936			7,653
Huntsman International LLC members' equity
Members' equity	3,146		3,138			3,109
Accumulated deficit	(1,167)		(1,194)			(1,224)
Accumulated other comprehensive (loss) income	(614)		(618)			(791)
Total Huntsman International LLC members' equity	1,365		1,326			1,094
Noncontrolling interests in subsidiaries	157		149			123
Total equity	1,522		1,475		1,147	1,217		1,091	1,088
Total liabilities and equity	9,393		9,411			8,870
Reportable legal entities | Parent Company
Current assets:
Cash and cash equivalents	43		308		11	7		4	220
Accounts and notes receivable, net	41		28			16
Accounts receivable from affiliates	1,763		2,386			1,733
Inventories	121		112			111
Prepaid expenses	53		70			10
Deferred income taxes	12		12			7
Other current assets	426		379			203
Total current assets	2,459		3,295			2,087
Property, plant and equipment, net	389		390			371
Investment in unconsolidated affiliates	5,562		5,393			5,413
Intangible assets, net	43		48			27
Goodwill	(17)		(17)			(18)
Deferred income taxes	316		323			248
Notes receivable from affiliates	22		22			21
Other noncurrent assets	76		67			72
Total assets	8,850		9,521			8,221
Current liabilities:
Accounts payable	50		50			87
Accounts payable to affiliates	3,064		3,655			2,987
Accrued liabilities	111		138			87
Note payable to affiliate	100		100			100
Current portion of debt	20		28			15
Total current liabilities	3,345		3,971			3,276
Long-term debt	3,275		3,290			3,026
Notes payable to affiliates	707		772			595
Deferred income taxes	24		25			14
Other noncurrent liabilities	134		137			216
Total liabilities	7,485		8,195			7,127
Huntsman International LLC members' equity
Members' equity	3,146		3,138			3,109
Accumulated deficit	(1,167)		(1,194)			(1,224)
Accumulated other comprehensive (loss) income	(614)		(618)			(791)
Total Huntsman International LLC members' equity	1,365		1,326			1,094
Total equity	1,365		1,326			1,094
Total liabilities and equity	8,850		9,521			8,221
Reportable legal entities | Guarantors
Current assets:
Cash and cash equivalents					3	2			9
Accounts and notes receivable, net	120		130			182
Accounts receivable from affiliates	4,286		4,823			3,907
Inventories	334		297			309
Prepaid expenses	35		64			7
Other current assets	2		4			5
Total current assets	4,777		5,318			4,412
Property, plant and equipment, net	961		954			898
Investment in unconsolidated affiliates	1,262		1,178			1,360
Intangible assets, net	1		1			2
Goodwill	82		82			82
Notes receivable from affiliates	656		658			941
Other noncurrent assets	168		172			139
Total assets	7,907		8,363			7,834
Current liabilities:
Accounts payable	246		267			280
Accounts payable to affiliates	838		1,476			1,111
Accrued liabilities	548		517			342
Deferred income taxes	58		57			45
Total current liabilities	1,690		2,317			1,778
Deferred income taxes	202		200			169
Other noncurrent liabilities	138		140			190
Total liabilities	2,030		2,657			2,137
Huntsman International LLC members' equity
Members' equity	4,346		4,354			4,689
Accumulated deficit	148		66			(243)
Accumulated other comprehensive (loss) income	1,383		1,286			1,251
Total Huntsman International LLC members' equity	5,877		5,706			5,697
Total equity	5,877		5,706			5,697
Total liabilities and equity	7,907		8,363			7,834
Reportable legal entities | Nonguarantors
Current assets:
Cash and cash equivalents	162		207		201	201		227	332
Restricted cash	9		9			9
Accounts and notes receivable, net	1,530		1,384			1,336
Accounts receivable from affiliates	126		140			101
Inventories	1,465		1,339			1,404
Prepaid expenses	40		47			43
Deferred income taxes	59		59			57
Other current assets	202		199			225
Total current assets	3,593		3,384			3,376
Property, plant and equipment, net	2,384		2,414			2,386
Investment in unconsolidated affiliates	183		178			159
Intangible assets, net	39		39			42
Goodwill	65		66			53
Deferred income taxes	235		239			224
Notes receivable from affiliates			1			2
Other noncurrent assets	222		220			156
Total assets	6,721		6,541			6,398
Current liabilities:
Accounts payable	848		750			734
Accounts payable to affiliates	1,992		1,946			1,406
Accrued liabilities	580		590			518
Deferred income taxes	8		8			9
Current portion of debt	250		249			273
Total current liabilities	3,678		3,543			2,940
Long-term debt	346		343			388
Notes payable to affiliates	683		687			965
Deferred income taxes	9		39			49
Other noncurrent liabilities	642		661			751
Total liabilities	5,358		5,273			5,093
Huntsman International LLC members' equity
Members' equity	2,314		2,215			2,262
Accumulated deficit	(463)		(450)			(354)
Accumulated other comprehensive (loss) income	(642)		(645)			(692)
Total Huntsman International LLC members' equity	1,209		1,120			1,216
Noncontrolling interests in subsidiaries	154		148			89
Total equity	1,363		1,268			1,305
Total liabilities and equity	6,721		6,541			6,398
Eliminations
Current assets:
Accounts receivable from affiliates	(5,843)		(7,024)			(5,442)
Inventories	(9)		(7)			(5)
Prepaid expenses	(78)		(120)			(12)
Deferred income taxes	(18)		(18)			(13)
Other current assets	(428)		(382)			(211)
Total current assets	(6,376)		(7,551)			(5,683)
Property, plant and equipment, net	1		1			1
Investment in unconsolidated affiliates	(6,722)		(6,464)			(6,694)
Intangible assets, net						(1)
Deferred income taxes	(311)		(319)			(243)
Notes receivable from affiliates	(678)		(680)			(962)
Other noncurrent assets	1		(1)			(1)
Total assets	(14,085)		(15,014)			(13,583)
Current liabilities:
Accounts payable to affiliates	(5,843)		(7,024)			(5,442)
Accrued liabilities	(506)		(503)			(224)
Deferred income taxes	(22)		(21)			(15)
Total current liabilities	(6,371)		(7,548)			(5,681)
Notes payable to affiliates	(678)		(680)			(961)
Deferred income taxes	47		39			(62)
Total liabilities	(7,002)		(8,189)			(6,704)
Huntsman International LLC members' equity
Members' equity	(6,660)		(6,569)			(6,951)
Accumulated deficit	315		384			597
Accumulated other comprehensive (loss) income	(741)		(641)			(559)
Total Huntsman International LLC members' equity	(7,086)		(6,826)			(6,913)
Noncontrolling interests in subsidiaries	3		1			34
Total equity	(7,083)		(6,825)			(6,879)
Total liabilities and equity	$ (14,085)		$ (15,014)			$ (13,583)

[1]	At March 31, 2014 and December 31, 2013, respectively, $34 and $39 of cash and cash equivalents, $9 each of restricted cash, $47 and $41 of accounts and notes receivable (net), $64 and $54 of inventories, $4 and $3 of other current assets, $363 and $369 of property, plant and equipment (net), $16 and $17 of intangible assets (net), $30 and $28 of other noncurrent assets, $85 and $73 of accounts payable, $30 and $32 of accrued liabilities, $179 and $183 of current portion of debt, $59 and $64 of long-term debt, and $43 and $45 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."